Schedule of VIE's Assets and Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 1	$ 50,304,042
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 2	50,909,402
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 3	6,454,801
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 4	4,189,867
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 5	16,754,358
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 6	15,172,049
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 7	83,714,511
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 8	74,333,391
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 9	23,757,804
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 10	8,957,179
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 11	75,985,329
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 12	54,130,721
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 13	75,985,329
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 14	54,130,721
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 15	7,729,182
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 16	$ 20,655,676